iShares®
iShares Trust
Supplement dated June 24, 2024 to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information, for the iShares Core S&P U.S. Growth ETF (IUSG), iShares Core S&P U.S. Value ETF (IUSV), iShares S&P 500 Growth ETF (IVW), iShares S&P 500 Value ETF (IVE), iShares S&P Mid‑Cap 400 Growth ETF (IJK), iShares S&P Mid‑Cap 400 Value ETF (IJJ), iShares S&P Small‑Cap 600 Growth ETF (IJT), and iShares S&P Small‑Cap 600 Value ETF (IJS) (each, a “Fund” and collectively, the “Funds”)
Effective upon the June 2024 Index Review on June 21, 2024 S&P Dow Jones Indices LLC (the “Index Provider”) is enhancing the existing methodology for the S&P US Style Indices to include capping designed to comply with the Internal Revenue Code’s diversification requirements for regulated investment companies.
The Index Provider will implement the following index methodology changes to the S&P US Style Indices listed as the “Underlying Index” of each Fund in the below chart:

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Each Underlying Index is capped market capitalization weighted. For capping purposes, each Underlying Index will be rebalanced on a quarterly basis. At each quarterly rebalance in March, June, September, and December, the weight of any single issuer will not exceed 23% of the Underlying Index; and the aggregate weight of issuers with individual weights exceeding 4.8% will not exceed 50% of the Underlying Index. Additionally, if on the third to last business day of March, June, September, or December, the weight of any single issuer exceeds 24% or the sum of issuers with individual weights exceeding 4.8% exceeds 50%, a secondary reweighting is triggered to apply the aforementioned capping with the rebalancing effective date after the close of the last business day of the month.

Funds that will be impacted:

Ticker	Fund Name	Underlying Index

IVW	iShares S&P 500 Growth ETF	S&P 500 Growth Index™

IVE	iShares S&P 500 Value ETF	S&P 500 Value Index™

IUSG	iShares Core S&P U.S. Growth ETF	S&P 900 Growth Index

IUSV	iShares Core S&P U.S. Value ETF	S&P 900 Value Index

IJK	iShares S&P Mid‑Cap 400 Growth ETF	S&P MidCap 400 Growth Index™

IJJ	iShares S&P Mid‑Cap 400 Value ETF	S&P MidCap 400 Value Index™

IJT	iShares S&P Small‑Cap 600 Growth ETF	S&P SmallCap 600 Growth Index™

Ticker	Fund Name	Underlying Index

IJS	iShares S&P Small‑Cap 600 Value ETF	S&P SmallCap 600 Value Index™
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SPDJIrcap‑0624

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